Additional disclosures in respect of guaranteed securities (Tables)	12 Months Ended
Mar. 31, 2022
Separate Financial Statements [Abstract]
Disclosure of condensed balance sheet
Summarised financial information for the year ended 31 March 2022 – IFRS

National Grid plc and Niagara Mohawk Power Corporation combined £m
Combined statement of financial position
Non-current loans to other subsidiaries	—
Non-current assets	10,068
Current loans to other subsidiaries	28,525
Current assets	2,431
Current loans from other subsidiaries	(14,512)
Current liabilities	(10,276)
Non-current loans from other subsidiaries	(2,050)
Non-current liabilities	(8,294)
Net assets¹	5,892
Equity	5,892

Combined income statement – continuing operations
Revenue	2,987
Operating costs	(2,358)
Operating profit	629
Other income from other subsidiaries	2,500
Other income and costs, including taxation	(360)
Profit after tax	2,769
1.    Excluded from net assets above are investments in other consolidated subsidiaries with a carrying value of £14,440 million.

Disclosure of condensed income statement
Summarised financial information for the year ended 31 March 2022 – IFRS

National Grid plc and Niagara Mohawk Power Corporation combined £m
Combined statement of financial position
Non-current loans to other subsidiaries	—
Non-current assets	10,068
Current loans to other subsidiaries	28,525
Current assets	2,431
Current loans from other subsidiaries	(14,512)
Current liabilities	(10,276)
Non-current loans from other subsidiaries	(2,050)
Non-current liabilities	(8,294)
Net assets¹	5,892
Equity	5,892

Combined income statement – continuing operations
Revenue	2,987
Operating costs	(2,358)
Operating profit	629
Other income from other subsidiaries	2,500
Other income and costs, including taxation	(360)
Profit after tax	2,769
1.    Excluded from net assets above are investments in other consolidated subsidiaries with a carrying value of £14,440 million.